SEMI-ANNUAL REPORT
JULY 31, 2000


Mercury Growth
Opportunity Fund

Mercury
U.S. Government
Securities Fund

OF THE ASSET PROGRAM, INC.




MERCURY GROWTH OPPORTUNITY FUND

GEOGRAPHIC ALLOCATION

As a Percentage of Net Assets as of July 31, 2000

A pie chart illustrating the following percentages:

Japan              1.1%
Sweden             1.7%
United Kingdom     3.5%
Canada             4.9%
France             3.0%
Netherlands        2.0%
China              0.3%
United States     81.8%


INVESTMENTS AS OF JULY 31, 2000

                            Percent of
Ten Largest Holdings        Net Assets

EMC Corporation                5.1%
Cisco Systems, Inc.            5.0
Nortel Networks Corporation    4.9
General Electric Company       4.9
Sun Microsystems, Inc.         4.1
JDS Uniphase Corporation       3.6
STMicroelectronics NV          3.0
America Online, Inc.           2.8
Enron Corp.                    2.8
Pfizer Inc.                    2.8


                            Percent of
Ten Largest Industries      Net Assets

Communications Equipment      17.1%
Energy                         9.3
Computers                      9.2
Information Processing         7.2
Electronics                    6.9
Software--Computer             5.8
Electrical Equipment           4.9
Wireline Communication         4.4
Pharmaceuticals                4.0
Oil Services                   3.9



                            Mercury Growth Opportunity Fund
July 31, 2000   2   Mercury U.S. Government Securities Fund



DEAR SHAREHOLDER


On April 3, 2000, Merrill Lynch Asset Builder Program, Inc. was rebranded and is now distributed as The Asset Program, Inc. In addition, the Growth Opportunity Portfolio changed its name to Mercury Growth Opportunity Fund and U.S. Government Securities Portfolio changed its name to Mercury U.S. Government Securities Fund. These changes do not imply a change in each Fund's investment objective, which remains the same. Mercury Growth Opportunity Fund seeks long-term capital growth by investing primarily in equity securities of growth companies. Mercury U.S. Government Securities Fund seeks a high current return through investments in securities issued or guaranteed by the US Government, Government agencies or Government-sponsored enterprises, including GNMA mortgage-backed certificates and other mortgage-backed securities. Both Funds' Class A, Class B, Class C and Class D Shares have been redesignated Class I, Class B, Class C and Class A Shares, respectively.

Mercury Growth Opportunity Fund
For the six months ended July 31, 2000, Mercury Growth Opportunity Fund's Class I, Class A, Class B and Class C Shares had total returns of +5.31%, +5.15%, +4.76% and +4.73%, respectively. For the same period, the total return of the Lipper Analytical Services, Inc. Growth Funds Average was +5.26%, and the total return for the unmanaged Standard & Poor's 500 (S&P 500) Index was +3.20%. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 7 and 8 of this report to shareholders.)

At July 31, 2000, the two largest industry areas in the Fund were communications equipment and energy. Among the top ten equity holdings in the Fund were Nortel Networks Corporation, Cisco Systems, Inc. and JDS Uniphase Corporation, which are among the leading companies in the communications equipment and systems industry. We believe that the relatively high rates of growth of capital investment in Internet infrastructure by public and private communication service companies may continue for several years. In the energy industry, we believe that deregulation of markets and corporate consolidations present opportunities for major, well-managed organizations to improve rates of return over the next several years. The major equity investments in the Fund included Enron Corp., which is also marketing unregulated communication bandwidth as well as energy products on a global basis, Exxon Mobil Corporation, BP Amoco PLC and Royal Dutch Petroleum Company.

Major stock market declines occurred in the months of April and May 2000, with the most significant stock price declines generally taking place in the common shares of technology and communication service companies. This had a significant negative effect on the absolute and relative returns of the Fund's shares.


                            Mercury Growth Opportunity Fund
July 31, 2000   3   Mercury U.S. Government Securities Fund



In our opinion, there continues to be more evidence of a slowdown in the real rate of growth of US consumer spending on motor vehicles, residential housing and related furniture and appliances. The substantial reduction in the real growth of consumer spending in the second calendar quarter report for the US economy may temper the desire of the US Federal Reserve Board to continue tightening monetary policy. The rate of growth of US corporate profits in the second calendar quarter looks like it was better than a 20% rate of growth over a year ago. It appears from statements by senior managements of many companies about increasing business backlogs that the high rates of growth of corporate profits for many of the communications equipment companies, which are focused on Internet infrastructure, could continue. Consequently, we currently intend to continue with an investment weighting greater than the S&P 500 Index in technology with a focus on the communication equipment and components companies.

Mercury U.S. Government Securities Fund
During the six-month period ended July 31, 2000, the Federal Reserve Board elected to tighten monetary policy three times. This was done in an effort to slow the economy and reduce the threat of inflation and brought the Federal Funds rate 75 basis points (0.75%) higher to 6.5%. Although the Federal Funds rate ended the period 75 basis points higher, all other Treasury benchmark yields ended the period lower, posting positive price returns for the July period. The two-year US Treasury yield ended the period 30 basis points lower, while five-year, ten-year and 30-year Treasury yields ended 54 basis points, 63 basis points and 71 basis points lower, respectively, completely inverting the US Treasury note yield curve.

The volatility experienced during the period combined with the continued inversion of the Treasury yield curve caused mortgage-backed securities (MBS) to underperform their Treasury benchmarks for the period. This can be seen in a very broad sense by the unmanaged Salomon Smith Barney Total Rate of Return Indexes. (All returns cited are measured by the unmanaged Salomon Smith Barney Total Rate of Return Index.) The Treasury component of the Index returned +6.17% for the six-month period, outperforming all other asset classes in the Broad Investment-Grade Bond (BIG) Index. While the mortgage component outperformed all other components in the BIG Index, its +5.27% return underperformed the Salomon Smith Barney Treasury Index. This was largely in response to the performance of the long-term bond, which returned +11.47% for the six-month period, by far outperforming any other Treasury benchmark. During the


                            Mercury Growth Opportunity Fund
July 31, 2000   4   Mercury U.S. Government Securities Fund


period, the Fund benefited by being heavily weighted in Government National Mortgage Association (GNMA) MBS, which outperformed their conventional counterparts (Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (Fannie Mae) MBS). The Fund's two largest 30-year MBS positions, GNMA 7% and 7.5%, returned +5.77% and +5.47%, respectively, as compared to Fannie Mae 7% and 7.5%, which returned +5.16% and +4.96%, respectively. The Fund also held a heavy 15-year MBS allocation. We believed 15-year MBS would provide a better level of protection for the portfolio from extension risk if interest rates continued to rise. Although interest rates fell during the period, the 15-year MBS held in the portfolio had discounted prices and thus were able to participate fully in the rally. The Fund's largest 15-year MBS position, FHLMC Gold 5.5%, returned +5.23% for the period, very similar to the five-year Treasury note, which returned +5.27% and has a similar average life. For the six months ended July 31, 2000, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +4.94%, +4.81%, +4.56% and +4.53%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 9 and 10 of this report to shareholders.)

We conducted several trades during the period. In an effort to cover redemptions experienced early in the period, we reduced our short-term Treasury note allocation. We used the Fund's short-term US Treasury note position to stabilize the duration of the portfolio in a rising interest rate environment such as the one we experienced in the previous period. Because we had a heavy 15-year MBS position, we were comfortable reducing our US Treasury note position. We also took advantage of opportunities that arose from volatility experienced during the period. Several times we purchased MBS for forward settlement, pairing them off prior to settlement for a profit. We believe the Fund currently is positioned well as its heavy 15-year MBS position, coupled with the stated final maturity date of the multifamily pool, could provide some protection to the portfolio from extension risk and the price declines that come with higher interest rates. If interest rates continue to fall as they have this period, the portfolio should also perform well as most of the MBS in the Fund have discount prices, which would not limit their upside in a rally. Going forward, we believe volatility may subside as the markets settle in and MBS possibly outperform their Treasury note counterparts as they have in the past. MBS, with what looks to us to be very attractive yields, excellent liquidity and superior credit quality, make a very attractive fixed-income investment, in our view.


                            Mercury Growth Opportunity Fund
July 31, 2000   5   Mercury U.S. Government Securities Fund



In Conclusion
We thank you for your interest in Mercury Growth Opportunity Fund and Mercury U.S. Government Securities Fund of The Asset Program,
Inc. We look forward to serving your investment needs in the months and years ahead.

Sincerely,


(Terry K. Glenn)
Terry K. Glenn
President and Director



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and Portfolio Manager
Mercury Growth Opportunity Fund



(Gregory Mark Maunz)
Gregory Mark Maunz
Senior Vice President and Portfolio Manager
Mercury U.S. Government Securities Fund

September 6, 2000



                            Mercury Growth Opportunity Fund
July 31, 2000   6   Mercury U.S. Government Securities Fund



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE--MERCURY GROWTH OPPORTUNITY FUND

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge(front-end load) of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


RECENT PERFORMANCE RESULTS*

                              6 Month          12 Month   Since Inception
As of July 31, 2000         Total Return     Total Return   Total Return

Class I**                      +5.31%          +30.49%        +172.51%

Class A**                      +5.15           +30.17         +169.88

Class B                        +4.76           +29.08         +159.72

Class C                        +4.73           +29.04         +159.27


*Investment results shown do not reflect sales charges. Results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 2/02/96.

**Prior to April 3, 2000, Class I Shares were designated Class A
Shares and Class A Shares were designated Class D Shares.


                            Mercury Growth Opportunity Fund
July 31, 2000   7   Mercury U.S. Government Securities Fund




FUND PERFORMANCE DATA (CONTINUED)



AVERAGE ANNUAL TOTAL RETURN--
MERCURY GROWTH OPPORTUNITY FUND

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*++                         Charge         Charge**
One Year Ended
6/30/00                                   +27.23%        +20.55%
Inception (2/02/96)
through 6/30/00                           +25.89         +24.36

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Prior to April 3, 2000 Class I Shares were designated Class A
Shares.

                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
One Year Ended
6/30/00                                   +25.86%        +21.86%
Inception (2/02/96)
through 6/30/00                           +24.55         +24.22

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*++                         Charge         Charge**
One Year Ended
6/30/00                                   +26.90%        +20.24%
Inception (2/02/96)
through 6/30/00                           +25.63         +24.10

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Prior to April 3, 2000 Class A Shares were designated Class D
Shares.

                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
One Year Ended
6/30/00                                   +25.86%        +24.86%
Inception (2/02/96)
through 6/30/00                           +24.51         +24.51

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                            Mercury Growth Opportunity Fund
July 31, 2000   8   Mercury U.S. Government Securities Fund



FUND PERFORMANCE DATA (CONTINUED)


ABOUT FUND PERFORMANCE--
MERCURY U.S. GOVERNMENT SECURITIES FUND

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the two years, decreasing 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. The shares automatically convert to Class AShares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


RECENT PERFORMANCE RESULTS*

                       6 Month        12 Month   Since Inception  Standardized
As of July 31, 2000  Total Return   Total Return   Total Return   30-Day Yield

Class I**               +4.94%         +6.22%         +51.82%          6.54%

Class A**               +4.81          +5.74          +49.54           6.07

Class B                 +4.56          +5.22          +45.12           6.02

Class C                 +4.53          +5.16          +44.65           6.30

*Investment results shown do not reflect sales charges. Results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the payable date. The Fund commenced operations on 2/01/95.

**Prior to April 3, 2000, Class I Shares were designated Class A
Shares and Class A Shares were designated Class D Shares.


                            Mercury Growth Opportunity Fund
July 31, 2000   9   Mercury U.S. Government Securities Fund


FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN--
MERCURY U.S. GOVERNMENT SECURITIES FUND

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*++                         Charge         Charge**
One Year Ended
6/30/00                                    +5.09%         +0.88%
Five Years Ended
6/30/00                                    +6.82          +5.95
Inception (2/01/95)
through 6/30/00                            +7.90          +7.09

*Maximum sales charge is 4%.
**Assuming maximum sales charge.
++Prior to April 3, 2000 Class I Shares were designated Class A
Shares.

                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
One Year Ended
6/30/00                                    +4.19%         +0.26%
Five Years Ended
6/30/00                                    +5.96          +5.81
Inception (2/01/95)
through 6/30/00                            +7.04          +6.90

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*++                         Charge         Charge**
One Year Ended
6/30/00                                    +4.72%         +0.53%
Five Years Ended
6/30/00                                    +6.56          +5.69
Inception (2/01/95)
through 6/30/00                            +7.63          +6.82

*Maximum sales charge is 4%.
**Assuming maximum sales charge.
++Prior to April 3, 2000 Class A Shares were designated Class D
Shares.

                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
One Year Ended
6/30/00                                    +4.14%         +3.16%
Five Years Ended
6/30/00                                    +5.90          +5.90
Inception (2/01/95)
through 6/30/00                            +6.97          +6.97

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                            Mercury Growth Opportunity Fund
July 31, 2000   10   Mercury U.S. Government Securities Fund



SCHEDULE OF INVESTMENTS
MERCURY GROWTH OPPORTUNITY FUND
                                                                                   In US Dollars
                  Shares                                                                    Percent of
Industries         Held                   Common Stocks                       Value         Net Assets
Advertising       26,000      The Interpublic Group of Companies,
                              Inc.                                         $    1,041,625        0.5%

Automobile         6,000      Toyota Motor Corporation (ADR)*                     507,750        0.2

Banking &         60,000      Citigroup Inc.                                    4,233,750        2.0
Financial         15,000      Northern Trust Corporation                        1,122,188        0.5
                   5,200      State Street Corporation                            521,950        0.3
                                                                           --------------      ------
                                                                                5,877,888        2.8

Beverages         58,000      The Coca-Cola Company                             3,556,125        1.7

Biotechnology      3,000      ++Affymetrix, Inc.                                  409,500        0.2
                  93,000      ++Immunex Corporation                             4,708,125        2.3
                                                                           --------------      ------
                                                                                5,117,625        2.5

Broadcasting--    26,000      ++Infinity Broadcasting Corporation
Media                         (Class A)                                           916,500        0.4

Broadcasting--    20,000      ++AMFM Inc.                                       1,428,750        0.7
Radio             34,000      ++Clear Channel Communications, Inc.              2,590,375        1.2
& Television      31,700      ++Viacom, Inc. (Class B)                          2,102,106        1.0
                                                                           --------------      ------
                                                                                6,121,231        2.9

Communications    28,000      ++3Com Corporation                                  378,000        0.2
Equipment        160,200      ++Cisco Systems, Inc.                            10,483,087        5.0
                  64,000      ++JDS Uniphase Corporation                        7,560,000        3.6
                 138,000      Nortel Networks Corporation                      10,263,750        4.9
                  10,000      ++SDL Inc.                                        3,468,750        1.7
                 184,000      Telefonaktiebolaget LM Ericsson (ADR)*            3,611,000        1.7
                                                                           --------------      ------
                                                                               35,764,587       17.1

Computers        126,000      ++EMC Corporation                                10,725,750        5.1
                  82,000      ++Sun Microsystems, Inc.                          8,645,875        4.1
                                                                           --------------      ------
                                                                               19,371,625        9.2

Electrical       198,000      General Electric Company                         10,184,625        4.9
Equipment

Electronics       10,000      ++Broadcom Corporation (Class A)                  2,242,500        1.1
                  56,000      ++LSI Logic Corporation                           1,897,000        0.9
                 111,000      STMicroelectronics NV                             6,315,150        3.0
                  50,000      Texas Instruments Incorporated                    2,934,375        1.4
                  14,000      ++Xilinx, Inc.                                    1,050,875        0.5
                                                                           --------------      ------
                                                                               14,439,900        6.9


                            Mercury Growth Opportunity Fund
July 31, 2000   11   Mercury U.S. Government Securities Fund



SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                   In US Dollars
                  Shares                                                                    Percent of
Industries         Held                   Common Stocks                       Value         Net Assets
Energy            57,800      BP Amoco PLC (ADR)*                          $    3,023,662        1.4%
                  50,000      El Paso Energy Corporation                        2,418,750        1.2
                  79,000      Enron Corp.                                       5,816,375        2.8
                  65,000      Exxon Mobil Corporation                           5,200,000        2.5
                  51,000      Royal Dutch Petroleum Company (NY
                              Registered Shares)                                2,970,750        1.4
                                                                           --------------      ------
                                                                               19,429,537        9.3

Entertainment     20,000      Sony Corporation (ADR)*                           1,878,750        0.9
                  80,000      The Walt Disney Company                           3,095,000        1.5
                                                                           --------------      ------
                                                                                4,973,750        2.4

Financial         42,000      T. Rowe Price Associates, Inc.                    1,716,750        0.8
Services

Household         50,000      Colgate-Palmolive Company                         2,784,375        1.3
Products

Information      110,000      ++America Online, Inc.                            5,864,375        2.8
Processing        34,000      ++China.Com Corporation 'A'                         550,375        0.3
                 110,000      ++Exodus Communications, Inc.                     4,888,125        2.3
                  93,551      ++Palm, Inc.                                      3,648,500        1.8
                                                                           --------------      ------
                                                                               14,951,375        7.2

Insurance         51,200      American International Group, Inc.                4,489,600        2.2

Medical           20,000      Medtronic, Inc.                                   1,021,250        0.5
Technology

Oil Services      77,000      Baker Hughes Incorporated                         2,666,125        1.3
                  30,000      Diamond Offshore Drilling, Inc.                   1,126,875        0.5
                  20,000      Halliburton Company                                 922,500        0.4
                  47,000      Schlumberger Limited                              3,475,063        1.7
                                                                           --------------      ------
                                                                                8,190,563        3.9

Pharmaceuticals   36,000      Merck & Co., Inc.                                 2,580,750        1.2
                 134,000      Pfizer Inc.                                       5,778,750        2.8
                                                                           --------------      ------
                                                                                8,359,500        4.0

Restaurants       16,000      McDonald's Corporation                              504,000        0.2

Retail--           4,000      CVS Corporation                                     157,750        0.1
Specialty         11,000      ++Staples, Inc.                                     151,250        0.1
                  15,000      Walgreen Co.                                        467,813        0.2
                                                                           --------------      ------
                                                                                  776,813        0.4

Retailing         27,000      ++Amazon.com, Inc.                                  815,062        0.4
                  32,000      ++eBay Inc.                                       1,598,000        0.8
                                                                           --------------      ------
                                                                                2,413,062        1.2



                            Mercury Growth Opportunity Fund
July 31, 2000   12   Mercury U.S. Government Securities Fund



SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                   In US Dollars
                  Shares                                                                    Percent of
Industries         Held                   Common Stocks                       Value         Net Assets
Semiconductors    34,000      ++Applied Materials, Inc.                     $   2,579,750        1.3%
                  33,000      ++ASM Lithography Holding NV                      1,276,623        0.6
                  40,000      ++KLA-Tencor Corporation                          2,127,500        1.0
                                                                           --------------      ------
                                                                                5,983,873        2.9

Software--        77,000      ++BEA Systems, Inc                                3,311,000        1.5
Computer          20,000      ++Commerce One, Inc.                                841,250        0.4
                  58,000      ++Oracle Corporation                              4,360,875        2.1
                   8,000      ++Rational Software Corporation                     807,500        0.4
                  20,000      ++Siebel Systems, Inc.                            2,896,250        1.4
                                                                               12,216,875        5.8

Wireless          20,000      ++Sprint Corp. (PCS Group)                        1,105,000        0.5
Communication    100,000      Vodafone AirTouch PLC (ADR)*                      4,312,500        2.1
                   4,500      ++Western Wireless Corporation (Class A)            247,500        0.1
                                                                           --------------      ------
                                                                                5,665,000        2.7

Wireline          70,000      ++Equant (NY Registered Shares)                   2,489,375        1.2
Communication     80,000      ++Infonet Services Corporation (Class B)          1,125,000        0.5
                  70,000      ++NorthPoint Communications Group, Inc.             822,500        0.4
                 124,000      ++WorldCom, Inc.                                  4,836,000        2.3
                                                                           --------------      ------
                                                                                9,272,875        4.4

                              Total Common Stocks
                              (Cost--$155,519,383)                            205,648,679       98.3

                 Face
                Amount                   Short-Term Securities

Commercial   $ 4,649,000      General Motors Acceptance Corp.,
Paper**                       6.69% due 8/01/2000                               4,649,000        2.2

                              Total Short-Term Securities
                              (Cost--$4,649,000)                                4,649,000        2.2

                              Total Investments
                              (Cost--$160,168,383)                            210,297,679      100.5
                              Liabilities in Excess of Other Assets             (978,819)       (0.5)
                                                                           --------------      ------
                              Net Assets                                   $  209,318,860      100.0%
                                                                           ==============      ======

*American Depositary Receipts (ADR).
**Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
++Non-income producing security.

See Notes to Financial Statements.



                            Mercury Growth Opportunity Fund
July 31, 2000   13   Mercury U.S. Government Securities Fund



SCHEDULE OF INVESTMENTS (CONTINUED)
MERCURY U.S. GOVERNMENT SECURITIES FUND
                                                                                   In US Dollars
                      Face                                Interest     Maturity
Industries           Amount             Issue               Rate       Date(s)           Value
US Government     $  1,653,915      Fannie Mae               6.50%  2/01/2012 -
Agency                                                                 2/01/2014    $    1,599,364
Mortgage-            1,000,000      Fannie Mae               8.00        TBA (1)         1,002,810
Backed               1,972,100      Fannie Mae - Multi-      6.18      1/01/2006         1,879,244
Obligations*--                      Family #0073313++(2)
92.0%                2,959,836      Freddie Mac -            5.50   3/01/2013 -
                                    Gold Program                       5/01/2014         2,754,334
                     1,440,539      Freddie Mac -            7.00      1/01/2015         1,415,627
                                    Gold Program
                       979,934      Government National      5.50   3/15/2029 -
                                    Mortgage Association               4/15/2029           873,363
                     1,857,414      Government National      7.00   6/15/2028 -
                                    Mortgage Association               8/15/2028         1,804,784
                     2,836,429      Government National      7.50  10/15/2025 -
                                    Mortgage Association               3/15/2028         2,815,735

                                    Total US Government
                                    Agency Mortgage-Backed
                                    Obligations (Cost--$14,748,314)                     14,145,261

US Government          500,000      US Treasury Notes        5.75      6/30/2001           496,875
Obligations--
3.2%

                                    Total US Government Obligations
                                    (Cost--$500,920)                                       496,875



                            Mercury Growth Opportunity Fund
July 31, 2000   14   Mercury U.S. Government Securities Fund



SCHEDULE OF INVESTMENTS (CONCLUDED)
                                                                                   In US Dollars
                      Face
                     Amount                 Short-Term Securities                        Value
Repurchase           $ 500,000      Donaldson, Lufkin & Jenrette Securities Corp.,
Agree-                              purchased on 7/31/2000 to yield 6.55% on
ments**--3.3%                       8/01/2000                                         $    500,000

US Govern-           1,200,000      Federal Home Loan Mortgage Corporation,
ment Agency                         6.385% due 8/15/2000                                 1,197,020
Obliga-
tions***--7.8%

                                    Total Investments in Short-Term Securities
                                    (Cost--$1,697,020)                                   1,697,020

                                    Total Investments
                                    (Cost--$16,946,254)--106.3%       16,339,156
                                    Liabilities in Excess of Other Assets--(6.3)%        (966,063)
                                                                                     -------------
                                    Net Assets--100.0%                               $  15,373,093
                                                                                     =============


*Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
**Repurchase Agreements are fully collateralized by US Government &
Agency Obligations.
***Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
++Underlying multi-family loans have prepayment protection by means of lockout periods and/or yield maintenance premiums.
(1)Represents or includes a "to-be-announced" (TBA) transaction. The
Fund has committed to purchase securities for which all specific information is not available at this time.
(2)Represents balloon mortgages that amortize on a 30-year schedule and have 10-year original maturities.

See Notes to Financial Statements.



                            Mercury Growth Opportunity Fund
July 31, 2000   15   Mercury U.S. Government Securities Fund

STATEMENTS OF ASSETS AND
LIABILITIES
As of July 31, 2000
                                                                                                 U.S.
                                                                               GROWTH         GOVERNMENT
                                                                            OPPORTUNITY       SECURITIES
                                                                                FUND             FUND
Assets:
Investments, at value*                                                   $   210,297,679  $  16,339,156
Cash                                                                              98,471         18,653
Receivables:
    Securities sold                                                            2,330,322             --
    Capital shares sold                                                          442,054             --
    Interest                                                                          --         80,062
    Dividends                                                                     38,334             --
    Investment adviser                                                                --         34,676
Deferred organization expenses                                                    16,127             --
Prepaid registration fees and other assets                                        14,578         26,665
                                                                         ---------------   ------------
Total assets                                                                 213,237,565     16,499,212
                                                                         ---------------   ------------

Liabilities:
Payables:
    Securities purchased                                                       2,985,647      1,008,021
    Capital shares redeemed                                                      284,757         33,347
    Distributor                                                                  176,420          9,009
    Investment adviser                                                           118,898             --
    Dividends to shareholders                                                         --         27,014
Accrued expenses and other liabilities                                           352,983         48,728
                                                                         ---------------   ------------
Total liabilities                                                              3,918,705      1,126,119
                                                                         ---------------   ------------

Net Assets:
Net assets                                                               $   209,318,860   $ 15,373,093
                                                                         ===============   ============

Net Assets Consist of:
Class I Common Stock, $.10 par value++                                   $         4,700   $      1,446
Class A Common Stock, $.10 par value++++                                          38,894          5,921
Class B Common Stock, $.10 par value++++++                                       558,844         96,171
Class C Common Stock, $.10 par value++++++++                                     358,403         50,483
Paid-in capital in excess of par                                             149,433,755     16,140,233
Accumulated investment loss--net                                             (1,664,020)             --
Undistributed (accumulated) realized capital gains (losses) on
investments and foreign currency transactions--net                            10,458,988      (314,063)
Unrealized appreciation (depreciation) on investments and
foreign currency transactions--net                                            50,129,296      (607,098)
                                                                         ---------------   ------------
Net assets                                                               $   209,318,860   $ 15,373,093
                                                                         ===============   ============



                            Mercury Growth Opportunity Fund
July 31, 2000   16   Mercury U.S. Government Securities Fund






STATEMENTS OF ASSETS AND LIABILITIES
(CONCLUDED)
As of July 31, 2000
                                                                                               U.S.
                                                                               GROWTH       GOVERNMENT
                                                                            OPPORTUNITY     SECURITIES
                                                                                FUND           FUND
Net Asset Value:
Class I:
    Net assets                                                           $     1,048,949   $    144,524
                                                                         ===============   ============
    Shares outstanding                                                            47,001         14,456
                                                                         ===============   ============
    Net asset value and redemption price per share                       $         22.32   $      10.00
                                                                         ===============   ============
Class A:
    Net assets                                                           $     8,650,903   $    591,490
                                                                         ===============   ============
    Shares outstanding                                                           388,940         59,208
                                                                         ===============   ============
    Net asset value and redemption price per share                       $         22.24   $       9.99
                                                                         ===============   ============
Class B:
    Net assets                                                           $   121,726,159   $  9,598,853
                                                                         ===============   ============
    Shares outstanding                                                         5,588,437        961,706
                                                                         ===============   ============
    Net asset value and redemption price per share                       $         21.78   $       9.98
                                                                         ===============   ============
Class C:
    Net assets                                                           $    77,892,849   $  5,038,226
                                                                         ===============   ============
    Shares outstanding                                                         3,584,027        504,825
                                                                         ===============   ============
    Net asset value and redemption price per share                       $         21.73   $       9.98
                                                                         ===============   ============

    *identified cost                                                     $   160,168,383   $ 16,946,254
                                                                         ===============   ============
    ++Authorized shares--Class I                                               6,250,000     26,250,000
                                                                         ===============   ============
    ++++Authorized shares--Class A                                             6,250,000      6,250,000
                                                                         ===============   ============
    ++++++Authorized shares--Class B                                          10,000,000     26,250,000
                                                                         ===============   ============
    ++++++++Authorized shares--Class C                                         6,250,000      6,250,000
                                                                         ===============   ============


See Notes to Financial Statements.


                            Mercury Growth Opportunity Fund
July 31, 2000   17   Mercury U.S. Government Securities Fund


STATEMENTS OF OPERATIONS

For the Six Months Ended July 31, 2000
                                                                                                 U.S.
                                                                               GROWTH         GOVERNMENT
                                                                            OPPORTUNITY       SECURITIES
                                                                                FUND             FUND
Investment Income:
Interest and discount earned                                              $      185,500   $    498,837
Dividends*                                                                       535,858             --
                                                                          --------------   ------------
Total income                                                                     721,358        498,837
                                                                          --------------   ------------

Expenses:
Investment advisory fees                                                         685,851         37,270
Account maintenance and distribution fees--Class B                               616,928         38,416
Account maintenance and distribution fees--Class C                               391,348         15,492
Transfer agent fees--Class B                                                     213,785         17,559
Transfer agent fees--Class C                                                     144,731          7,493
Accounting services                                                              126,826         13,485
Printing and shareholder reports                                                  63,671          5,476
Professional fees                                                                 52,536          5,595
Registration fees                                                                 27,219         14,602
Custodian fees                                                                    21,154          8,308
Transfer agent fees--Class A                                                      11,718            963
Account maintenance fees--Class A                                                 10,465            817
Amortization of organization expenses                                              7,232             --
Directors' fees and expenses                                                       5,660            601
Pricing fees                                                                         474          1,551
Transfer agent fees--Class I                                                       1,410            201
Other                                                                              4,370          1,242
                                                                          --------------   ------------
Total expenses before reimbursement                                            2,385,378        169,071
Reimbursement of expenses                                                             --      (114,345)
                                                                          --------------   ------------
Total expenses after reimbursement                                             2,385,378         54,726
                                                                          --------------   ------------
Investment income (loss)--net                                                (1,664,020)        444,111
                                                                          --------------   ------------

Realized & Unrealized Gain (Loss) on Investments
& Foreign Currency Transactions--Net:
Realized gain (loss) from:
    Investments--net                                                          10,479,095        (2,559)
    Foreign currency transactions--net                                              (19)             --
Change in unrealized appreciation/depreciation on
investments--net                                                                 611,517        245,907
                                                                          --------------   ------------
Net Increase in Net Assets Resulting from Operations                      $    9,426,573   $    687,459
                                                                          ==============   ============

    *Net of foreign withholding tax on dividends                          $       15,343             --
                                                                          ==============   ============


See Notes to Financial Statements.


                            Mercury Growth Opportunity Fund
July 31, 2000   18   Mercury U.S. Government Securities Fund



STATEMENTS OF CHANGES
IN NET ASSETS
MERCURY GROWTH OPPORTUNITY FUND
                                                                             For the Six       For the
                                                                            Months Ended     Year Ended
                                                                                July 31,    January 31,
Increase (Decrease)in Net Assets:                                                   2000           2000
Operations:
Investment loss--net                                                     $   (1,664,020) $  (1,742,490)
Realized gain on investments--net                                             10,479,076     14,672,125
Change in unrealized appreciation on investments--net                            611,517     23,507,783
                                                                            ------------   ------------
Net increase in net assets resulting from operations                           9,426,573     36,437,418
                                                                            ------------   ------------

Distributions to Shareholders:
Realized gain on investments--net:
    Class I                                                                     (39,956)       (42,617)
    Class A                                                                    (299,716)      (351,501)
    Class B                                                                  (3,733,758)    (5,412,879)
    Class C                                                                  (2,405,294)    (3,397,098)
                                                                            ------------   ------------
Net decrease in net assets resulting from distributions
to shareholders                                                              (6,478,724)    (9,204,095)
                                                                            ------------   ------------

Capital Share Transactions:
Net increase in net assets derived from capital share
transactions                                                                   9,907,109     54,637,630
                                                                            ------------   ------------

Net Assets:
Total increase in net assets                                                  12,854,958     81,870,953
Beginning of period                                                          196,463,902    114,592,949
                                                                            ------------   ------------
End of period                                                               $209,318,860   $196,463,902
                                                                            ============   ============

See Notes to Financial Statements.

                            Mercury Growth Opportunity Fund
July 31, 2000   19   Mercury U.S. Government Securities Fund

STATEMENTS OF CHANGES IN NET ASSETS
(CONCLUDED)
MERCURY U.S. GOVERNMENT SECURITIES FUND
                                                                             For the Six       For the
                                                                            Months Ended     Year Ended
                                                                               July 31,      January 31,
Increase (Decrease)in Net Assets:                                                2000           2000
Operations:
Investment income--net                                                      $    444,111   $  1,125,604
Realized loss on investments--net                                                (2,559)      (301,986)
Change in unrealized depreciation on investments--net                            245,907    (1,043,664)
                                                                            ------------   ------------
Net increase (decrease) in net assets resulting from
operations                                                                       687,459      (220,046)
                                                                            ------------   ------------

Dividends to Shareholders:
Investment income--net:
    Class I                                                                      (4,578)       (30,860)
    Class A                                                                     (21,068)       (71,339)
    Class B                                                                    (304,485)      (797,265)
    Class C                                                                    (113,980)      (226,140)
                                                                            ------------   ------------
Net decrease in net assets resulting from dividends
to shareholders                                                                (444,111)    (1,125,604)
                                                                            ------------   ------------

Capital Share Transactions:
Net decrease in net assets derived from capital share
transactions                                                                 (1,163,745)    (4,836,182)
                                                                            ------------   ------------

Net Assets:
Total decrease in net assets                                                   (920,397)    (6,181,832)
Beginning of period                                                           16,293,490     22,475,322
                                                                            ------------   ------------
End of period                                                               $ 15,373,093   $ 16,293,490
                                                                            ============   ============

See Notes to Financial Statements.

                            Mercury Growth Opportunity Fund
July 31, 2000   20   Mercury U.S. Government Securities Fund


FINANCIAL HIGHLIGHTS
MERCURY GROWTH OPPORTUNITY FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                  Class I+++++
                                                                                                For the
                                        For the Six                                             Period
                                           Months                                               Feb. 2,
                                           Ended                                               1996++ to
Increase (Decrease) in                    July 31,         For the Year Ended January 31,       Jan. 31,
Net Asset Value:                          2000++++       2000++++      1999++++     1998++++       1997
Per Share Operating Performance:
Net asset value, beginning of
period                                    $  22.01      $  18.53      $  13.42      $  11.79    $  10.00
                                          --------------------------------------------------------------
Investment income (loss)--net                 (.06)         (.01)         (.06)         (.07)        .03
Realized and unrealized gain on
investments--net                              1.24          4.58          5.63          2.83        1.76
                                          --------------------------------------------------------------
Total from investment operations              1.18          4.57          5.57          2.76        1.79
                                          --------------------------------------------------------------
Less distributions from realized gain
  on investments--net                         (.87)        (1.09)         (.46)        (1.13)      --
                                          --------------------------------------------------------------
Net asset value, end of period            $  22.32      $  22.01      $  18.53      $  13.42    $  11.79
                                          ==============================================================

Total Investment Return:**
Based on net asset value per
share                                         5.31%+++     25.11%        42.02%        23.52%      17.90%+++
                                          ==============================================================

Ratios to Average Net Assets:
Expenses, net of reimbursement                1.22%*        1.36%         1.56%         1.98%       2.44%*
                                          ==============================================================
Expenses                                      1.22%*        1.36%         1.56%         1.98%       3.08%*
                                          ==============================================================
Investment income (loss)--net                 (.54%)*       (.07%)        (.39%)        (.55%)       .23%*
                                          ==============================================================

Supplemental Data:
Net assets, end of period
(in thousands)                            $  1,049      $    939      $    582      $    207    $     58
                                          ==============================================================
Portfolio turnover                           31.35%        81.27%        40.59%        60.24%      51.63%
                                          ==============================================================


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
+++Aggregate total investment return.
+++++Prior to April 3, 2000, Class I Shares were designated as Class
A Shares.

See Notes to Financial Statements.

                            Mercury Growth Opportunity Fund
July 31, 2000   21   Mercury U.S. Government Securities Fund


FINANCIAL HIGHLIGHTS(CONTINUED)
MERCURY GROWTH OPPORTUNITY FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                     Class A+++++
                                                                                                For the
                                        For the Six                                             Period
                                           Months                                               Feb. 2,
                                           Ended                                               1996++ to
Increase (Decrease) in                    July 31,         For the Year Ended January 31,       Jan. 31,
Net Asset Value:                          2000++++       2000++++      1999++++     1998++++       1997
Per Share Operating Performance:
Net asset value, beginning of
period                                    $  21.93      $  18.51      $  13.42      $  11.78    $  10.00
                                          --------------------------------------------------------------
Investment loss--net                          (.09)         (.07)         (.10)         (.11)       (.11)
Realized and unrealized gain on
investments--net                              1.23          4.58          5.62          2.84        1.89
                                          --------------------------------------------------------------
Total from investment operations              1.14          4.51          5.52          2.73        1.78
                                          --------------------------------------------------------------
Less distributions from realized
  gain on investments--net                    (.83)        (1.09)         (.43)        (1.09)      --
                                          --------------------------------------------------------------
Net asset value, end of period            $  22.24      $  21.93      $  18.51      $  13.42    $  11.78
                                          ==============================================================

Total Investment Return:**
Based on net asset value per
share                                         5.15%+++     24.80%        41.59%        23.30%      17.80%+++
                                          ==============================================================

Ratios to Average Net Assets:
Expenses, net of reimbursement                1.47%*        1.62%         1.80%         2.23%       2.94%*
                                          ==============================================================
Expenses                                      1.47%*        1.62%         1.80%         2.23%       3.13%*
                                          ==============================================================
Investment loss--net                          (.79%)*       (.34%)        (.64%)        (.80%)     (1.00%)*
                                          ==============================================================

Supplemental Data:
Net assets, end of period
(in thousands)                            $  8,651      $  7,659      $  3,700      $  1,612    $    819
                                          ==============================================================
Portfolio turnover                           31.35%        81.27%        40.59%        60.24%      51.63%
                                          ==============================================================


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
+++Aggregate total investment return.
+++++Prior to April 3, 2000, Class A Shares were designated as Class
D Shares.

See Notes to Financial Statements.


                            Mercury Growth Opportunity Fund
July 31, 2000   22   Mercury U.S. Government Securities Fund


FINANCIAL HIGHLIGHTS(CONTINUED)
MERCURY GROWTH OPPORTUNITY FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                     Class B+++++
                                                                                                For the
                                        For the Six                                             Period
                                           Months                                               Feb. 2,
                                           Ended                                               1996++ to
Increase (Decrease) in                    July 31,         For the Year Ended January 31,       Jan. 31,
Net Asset Value:                          2000++++       2000++++      1999++++     1998++++       1997
Per Share Operating Performance:
Net asset value, beginning of
period                                    $  21.44      $  18.26      $  13.27      $  11.68    $  10.00
                                          --------------------------------------------------------------
Investment loss--net                          (.18)         (.22)         (.23)         (.22)       (.21)
Realized and unrealized gain on
investments--net                              1.21          4.48          5.54          2.80        1.89
                                          --------------------------------------------------------------
Total from investment operations              1.03          4.26          5.31          2.58        1.68
                                          --------------------------------------------------------------
Less distributions from realized gain
  on investments--net                         (.69)        (1.08)         (.32)         (.99)      --
                                          --------------------------------------------------------------
Net asset value, end of period            $  21.78      $  21.44      $  18.26      $  13.27    $  11.68
                                          ==============================================================

Total Investment Return:**
Based on net asset value per
share                                         4.76%+++     23.76%        40.41%        22.16%      16.80%+++
                                          ==============================================================

Ratios to Average Net Assets:
Expenses, net of reimbursement                2.28%*        2.45%         2.66%         3.09%       3.84%*
                                          ==============================================================
Expenses                                      2.28%*        2.45%         2.66%         3.09%       4.00%*
                                          ==============================================================
Investment loss--net                         (1.60%)*      (1.16%)       (1.50%)       (1.66%)     (1.93%)*
                                          ==============================================================

Supplemental Data:
Net assets, end of period
(in thousands)                            $121,726      $115,216      $ 69,601      $ 25,752    $  9,816
                                          ==============================================================
Portfolio turnover                           31.35%        81.27%        40.59%        60.24%      51.63%
                                          ==============================================================


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.

                            Mercury Growth Opportunity Fund
July 31, 2000   23   Mercury U.S. Government Securities Fund


FINANCIAL HIGHLIGHTS(CONTINUED)
MERCURY GROWTH OPPORTUNITY FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                     Class C+++++
                                                                                                For the
                                        For the Six                                             Period
                                           Months                                               Feb. 2,
                                           Ended                                               1996++ to
Increase (Decrease) in                    July 31,         For the Year Ended January 31,       Jan. 31,
Net Asset Value:                          2000++++       2000++++      1999++++     1998++++       1997
Per Share Operating Performance:
Net asset value, beginning of
period                                    $  21.40      $  18.24      $  13.26      $  11.67    $  10.00
                                          --------------------------------------------------------------
Investment loss--net                          (.18)         (.23)         (.24)         (.23)       (.22)
Realized and unrealized gain on
investments--net                              1.20          4.47          5.55          2.81        1.89
                                          --------------------------------------------------------------
Total from investment operations              1.02          4.24          5.31          2.58        1.67
                                          --------------------------------------------------------------
Less distributions from realized
  gain on investments--net                    (.69)        (1.08)         (.33)         (.99)      --
                                          --------------------------------------------------------------
Net asset value, end of period            $  21.73      $  21.40      $  18.24      $  13.26    $  11.67
                                          --------------------------------------------------------------

Total Investment Return:**
Based on net asset value per
share                                         4.73%+++     23.68%        40.39%        22.17%      16.70%+++
                                          ===============================================================

Ratios to Average Net Assets:
Expenses, net of reimbursement                2.31%*        2.48%         2.71%         3.14%       3.88%*
                                          ===============================================================
Expenses                                      2.31%*        2.48%         2.71%         3.14%       4.05%*
                                          ===============================================================
Investment loss--net                         (1.62%)*      (1.20%)       (1.55%)       (1.71%)     (1.98%)*
                                          ===============================================================

Supplemental Data:
Net assets, end of period
(in thousands)                            $ 77,893      $ 72,650      $ 40,710      $ 13,059    $  4,649
                                          ===============================================================
Portfolio turnover                           31.35%        81.27%        40.59%        60.24%      51.63%
                                          ===============================================================

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.

                            Mercury Growth Opportunity Fund
July 31, 2000   24   Mercury U.S. Government Securities Fund


FINANCIAL HIGHLIGHTS(CONTINUED)
MERCURY U.S.GOVERNMENT SECURITIES FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                     Class I
                                        For the Six
                                           Months
                                           Ended
Increase (Decrease) in                    July 31,              For the Year Ended January 31,
Net Asset Value:                            2000           2000          1999         1998         1997
Per Share Operating Performance:
Net asset value, beginning of
period                                    $   9.85      $  10.52      $  10.48      $  10.20    $  10.48
                                          --------------------------------------------------------------
Investment income--net                         .33           .64           .64           .69         .69
Realized and unrealized gain (loss)
on investments--net                            .15          (.67)          .21           .35        (.21)
                                          --------------------------------------------------------------
Total from investment operations               .48          (.03)          .85          1.04         .48
                                          --------------------------------------------------------------
Less dividends and distributions:
  Investment income--net                      (.33)         (.64)         (.64)         (.69)       (.69)
  Realized gain on
investments--net                             --            --             (.17)         (.07)       (.07)
  In excess of realized gain on
investments--net                             --            --          --++            --          --
                                          --------------------------------------------------------------
Total dividends and distributions             (.33)         (.64)         (.81)         (.76)       (.76)
                                          --------------------------------------------------------------
Net asset value, end of period            $  10.00      $   9.85      $  10.52      $  10.48    $  10.20
                                          ==============================================================

Total Investment Return:**
Based on net asset value per
share                                         4.94%+++      (.28%)        8.39%        10.66%       4.76%
                                          ==============================================================

Ratios to Average Net Assets:
Expenses, net of reimbursement                 .00%*         .00%          .00%          .00%        .00%
                                          ==============================================================
Expenses                                      1.47%*        1.38%         1.73%         2.00%       2.92%
                                          ==============================================================
Investment income--net                        6.67%*        6.22%         6.13%         6.80%       6.69%
                                          ==============================================================

Supplemental Data:
Net assets, end of period
(in thousands)                            $    145      $    140      $  1,278      $  3,233    $  4,486
                                          ==============================================================
Portfolio turnover                           23.89%        91.75%       310.91%       361.31%      27.32%
                                          ==============================================================


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Amount is less than $.01 per share.
++++Prior to April 3, 2000, Class I Shares were designated as Class
A Shares.
+++Aggregate total investment return.

See Notes to Financial Statements.




                            Mercury Growth Opportunity Fund
July 31, 2000   25   Mercury U.S. Government Securities Fund


FINANCIAL HIGHLIGHTS(CONTINUED)
MERCURY U.S.GOVERNMENT SECURITIES FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                     Class A

                                        For the Six
                                           Months
                                           Ended
Increase (Decrease) in                    July 31,              For the Year Ended January 31,
Net Asset Value:                            2000           2000          1999         1998         1997
Per Share Operating Performance:
Net asset value, beginning of
period                                    $   9.84      $  10.52      $  10.48      $  10.20    $  10.48
                                          --------------------------------------------------------------
Investment income--net                         .32           .61           .61           .67         .66
Realized and unrealized gain (loss)
on investments--net                            .15          (.68)          .21           .35        (.21)
                                          --------------------------------------------------------------
Total from investment operations               .47          (.07)          .82          1.02         .45
                                          --------------------------------------------------------------
Less dividends and distributions:
  Investment income--net                      (.32)         (.61)         (.61)         (.67)       (.66)
  Realized gain on
investments--net                                --            --          (.17)         (.07)       (.07)
  In excess of realized gain on
investments--net                                --            --            --++          --          --
                                          --------------------------------------------------------------
Total dividends and distributions             (.32)         (.61)         (.78)         (.74)       (.73)
                                          --------------------------------------------------------------
Net asset value, end of period            $   9.99      $   9.84      $  10.52      $  10.48    $  10.20
                                          ==============================================================

Total Investment Return:**
Based on net asset value per
share                                         4.81%+++      (.63%)        8.12%        10.38%       4.49%
                                          ==============================================================

Ratios to Average Net Assets:
Expenses, net of reimbursement                 .25%*         .25%          .25%          .25%        .21%
                                          ==============================================================
Expenses                                      1.73%*        1.67%         1.67%         2.25%       3.14%
                                          ==============================================================
Investment income--net                        6.43%*        6.02%         5.73%         6.53%       6.42%
                                          ==============================================================

Supplemental Data:
Net assets, end of period
(in thousands)                            $    591      $    708      $  1,701      $    315    $    313
                                          ==============================================================
Portfolio turnover                           23.89%        91.75%       310.91%       361.31%      27.32%
                                          ==============================================================


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Amount is less than $.01 per share.
++++Prior to April 3, 2000, Class A Shares were designated as Class
D Shares.
+++Aggregate total investment return.

See Notes to Financial Statements.

                            Mercury Growth Opportunity Fund
July 31, 2000   26   Mercury U.S. Government Securities Fund



FINANCIAL HIGHLIGHTS(CONTINUED)
MERCURY U.S.GOVERNMENT SECURITIES FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                     Class B

                                        For the Six
                                           Months
                                           Ended
Increase (Decrease) in                    July 31,              For the Year Ended January 31,
Net Asset Value:                            2000           2000          1999         1998         1997
Per Share Operating Performance:
Net asset value, beginning of
period                                    $   9.83      $  10.51      $  10.48      $  10.20    $  10.48
                                          --------------------------------------------------------------
Investment income--net                         .29           .56           .56           .61         .60
Realized and unrealized gain (loss)
on investments--net                            .15          (.68)          .20           .35        (.21)
                                          --------------------------------------------------------------
Total from investment operations               .44          (.12)          .76           .96         .39
                                          --------------------------------------------------------------
Less dividends and distributions:
  Investment income--net                      (.29)         (.56)         (.56)         (.61)       (.60)
  Realized gain on
investments--net                               --            --           (.17)         (.07)       (.07)
  In excess of realized gain on
investments--net                               --            --            --++           --          --
                                          --------------------------------------------------------------
Total dividends and distributions             (.29)         (.56)         (.73)         (.68)       (.67)
                                          --------------------------------------------------------------
Net asset value, end of period            $   9.98      $   9.83      $  10.51      $  10.48    $  10.20
                                          ==============================================================

Total Investment Return:**
Based on net asset value per
share                                         4.56%+++     (1.13%)        7.48%         9.76%       3.90%
                                          ==============================================================

Ratios to Average Net Assets:
Expenses, net of reimbursement                 .75%*         .75%          .75%          .75%        .75%
                                          ==============================================================
Expenses                                      2.27%*        2.22%         2.34%         2.82%       3.72%
                                          ==============================================================
Investment income--net                        5.93%*        5.54%         5.26%         5.94%       5.85%
                                          ==============================================================

Supplemental Data:
Net assets, end of period
(in thousands)                            $  9,599      $ 12,045      $ 14,817      $  6,627    $  4,514
                                          ==============================================================
Portfolio turnover                           23.89%        91.75%       310.91%       361.31%      27.32%
                                          ==============================================================

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.


                            Mercury Growth Opportunity Fund
July 31, 2000   27   Mercury U.S. Government Securities Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)
MERCURY U.S.GOVERNMENT SECURITIES FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                     Class C

                                        For the Six
                                           Months
                                           Ended
Increase (Decrease) in                    July 31,              For the Year Ended January 31,
Net Asset Value:                            2000           2000          1999         1998         1997
Per Share Operating Performance:
Net asset value, beginning of
period                                    $   9.83      $  10.51      $  10.48      $  10.19    $  10.47
                                          --------------------------------------------------------------

Investment income--net                         .29           .56           .55           .60         .59
Realized and unrealized gain (loss)
on investments--net                            .15          (.68)          .20           .36        (.21)
                                          --------------------------------------------------------------
Total from investment operations               .44          (.12)          .75           .96         .38
                                          --------------------------------------------------------------
Less dividends and distributions:
  Investment income--net                      (.29)         (.56)         (.55)         (.60)       (.59)
  Realized gain on
investments--net                                --            --          (.17)         (.07)       (.07)
  In excess of realized gain on
investments--net                                --            --           --++           --          --
                                          --------------------------------------------------------------
Total dividends and distributions             (.29)         (.56)         (.72)         (.67)       (.66)
                                          --------------------------------------------------------------
Net asset value, end of period            $   9.98      $   9.83      $  10.51      $  10.48    $  10.19
                                          ==============================================================

Total Investment Return:**
Based on net asset value per
share                                         4.53%+++     (1.18%)        7.43%         9.79%       3.83%
                                          ==============================================================

Ratios to Average Net Assets:
Expenses, net of reimbursement                 .80%*         .80%          .80%          .80%        .85%
                                          ==============================================================
Expenses                                      2.36%*        2.33%         2.47%         2.90%       3.78%
                                          ==============================================================
Investment income--net                        5.87%*        5.49%         5.21%         5.88%       5.78%
                                          ==============================================================

Supplemental Data:
Net assets, end of period
(in thousands)                            $  5,038      $  3,400      $  4,679      $  2,057    $  1,757
                                          ==============================================================
Portfolio turnover                           23.89%        91.75%       310.91%       361.31%      27.32%
                                          ==============================================================

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.


                            Mercury Growth Opportunity Fund
July 31, 2000   28   Mercury U.S. Government Securities Fund



NOTES TO FINANCIAL STATEMENTS



Mercury Growth Opportunity Fund &
Mercury U.S. Government Securities Fund

1  Significant Accounting Policies:
Mercury Growth Opportunity Fund (formerly Growth Opportunity Portfolio) and Mercury U.S. Government Securities Fund (formerly US Government Securities Portfolio) (the "Fund" or "Funds") are part of The Asset Program, Inc. (the "Program") (formerly Merrill Lynch Asset Builder Program, Inc.), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Growth Opportunity Fund is classified as non-diversified and the U.S. Government Securities Fund is classified as a diversified. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Each Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote upon any material changes under the distribution plan for Class A Shares). The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market.
Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price
(options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Program's Board of Directors.


                            Mercury Growth Opportunity Fund
July 31, 2000   29   Mercury U.S. Government Securities Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(b) Repurchase agreements--Each Fund may invest in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which each Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Funds are authorized to purchase and write call and put options. When the Funds write an option, an amount equal to the premium received by the Funds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.


                            Mercury Growth Opportunity Fund
July 31, 2000   30   Mercury U.S. Government Securities Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


* Forward foreign exchange contracts--The Growth Opportunity Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--The Growth Opportunity Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds have determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years. Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends from net investment income of the U.S. Government Securities Fund are declared daily and paid monthly. Dividends from net investment income of the Growth Opportunity Fund are recorded on the ex-dividend dates. Distributions of capital gains for the Funds are recorded on the ex-dividend dates. Distributions in excess of realized gains for the U.S. Government Securities Fund are due primarily to differing tax treatments for futures transactions and post-October losses.


                            Mercury Growth Opportunity Fund
July 31, 2000   31   Mercury U.S. Government Securities Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(i) Dollar rolls--The US Government Securities Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

2  Investment Advisory Agreement and Transactions with Affiliates:
The Program has entered into an Investment Advisory Agreement with Fund Investment Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Program has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Program's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Program. For such services, each Fund pays a monthly fee based on the average daily value of that Fund's net assets at the following annual rates:
 .65% for the Growth Opportunity Fund and .50% for the U.S. Government Securities Fund. For the six months ended July 31, 2000, FAM earned fees of $37,270 from the U.S. Government Securities Fund, all of which were waived. FAM also reimbursed the U.S. Government Securities Fund for additional expenses of $77,075.

Pursuant to the Distribution Plans adopted by the Program in accordance with Rule 12b-1 under the Investment Company Act of 1940, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                          Account Maintenance Fees
                                     Class A     Class B      Class C

Growth Opportunity Fund                .25%        .25%         .25%

U.S. Government Securities Fund        .25%        .25%         .25%

                                                  Distribution Fees
                                                 Class B      Class C

Growth Opportunity Fund                            .75%         .75%

U.S. Government Securities Fund                    .50%         .55%



                            Mercury Growth Opportunity Fund
July 31, 2000   32   Mercury U.S. Government Securities Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Program. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended July 31, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of each Fund's Class I and Class A Shares as follows:

                                        FAMD                MLPF&S
                                Class I    Class A    Class I    Class A

Growth Opportunity Fund            $6        $934       $127     $18,227

U.S. Government Securities Fund    --        $ 47         --    $   736


For the six months ended July 31, 2000, MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:

                                       Class B Shares      Class C Shares

Growth Opportunity Fund                   $112,584            $13,196

U.S. Government Securities Fund           $ 20,024            $   888


In addition, MLPF&S received $13,313 in commissions on the execution of portfolio security transactions for the Growth Opportunity Fund for the six months ended July 31, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Program's transfer agent.

During the six months ended July 31, 2000, U.S. Government
Securities Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S $170 for security price quotations to compute the net asset value of the Fund.

Accounting services are provided to each Fund by FAM at cost.

Certain officers and/or directors of the Program are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3  Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended July 31, 2000 were as follows:

                                               Purchases        Sales

Growth Opportunity Fund                       $67,720,659    $64,111,546

U.S. Government Securities Fund               $ 3,463,125    $ 4,545,831


Net realized gains (losses) for the six months ended July 31, 2000 and net unrealized gains (losses) as of July 31, 2000 were as follows:

                            Mercury Growth Opportunity Fund
July 31, 2000   33   Mercury U.S. Government Securities Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


                                                 Realized    Unrealized
GROWTH OPPORTUNITY FUND                       Gains (Losses)   Gains

Long-term investments                     $    10,479,189   $ 50,129,296
Short-term investments                               (94)             --
Foreign currency transactions                        (19)             --
                                          ------------------------------
Total                                     $    10,479,076   $ 50,129,296
                                          ==============================

                                                 Realized    Unrealized
U.S. GOVERNMENT SECURITIES FUND                   Losses       Losses

Long-term investments                     $        (2,559) $    (607,098)
                                          ------------------------------
Total                                     $        (2,559) $    (607,098)
                                          ==============================

As of July 31, 2000, net unrealized appreciation (depreciation) for Federal income tax purposes was as follows:

                                    Gross          Gross       Net Unrealized
                                  Unrealized     Unrealized     Appreciation
                                 Appreciation   Depreciation   (Depreciation)

Growth Opportunity Fund           $ 64,573,611   $ 14,444,315   $ 50,129,296

U.S. Government Securities Fund         --       $    607,098   $   (607,098)

The aggregate cost of investments at July 31, 2000 for Federal income tax purposes was $160,168,383 for the Growth Opportunity Fund and $16,946,254 for the U.S. Government Securities Fund.

4  Capital Share Transactions:
Prior to April 3, 2000, Class I Shares were designated as Class A
Shares and Class A Shares were designated as Class D Shares.

Net increase (decrease) in net assets derived from capital share transactions for the six months ended July 31, 2000 and for the year ended January 31, 2000, respectively, were as follows:

                                             For the Six    For the Year
                                             Months Ended      Ended
                                            July 31, 2000  Jan. 31, 2000

Growth Opportunity Fund                   $     9,907,109   $ 54,637,630

U.S. Government Securities Fund          $    (1,163,745)  $ (4,836,182)

Transactions in capital shares for each class were as follows:

GROWTH OPPORTUNITY FUND
Class I Shares for the Six Months                               Dollar
Ended July 31, 2000                            Shares           Amount

Shares sold                                    12,178       $    282,934
Shares issued to shareholders in reinvestment
of distributions                                1,370             30,810
                                          ------------------------------
Total issued                                   13,548            313,744
Shares redeemed                               (9,194)          (219,226)
                                          ------------------------------
Net increase                                    4,354       $     94,518
                                          ==============================



                            Mercury Growth Opportunity Fund
July 31, 2000   34   Mercury U.S. Government Securities Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


GROWTH OPPORTUNITY FUND
Class I Shares for the Year                                     Dollar
Ended January 31, 2000                         Shares           Amount

Shares sold                                    21,772       $    420,701
Shares issued to shareholders in reinvestment
of distributions                                1,619             33,261
                                          ------------------------------
Total issued                                   23,391            453,962
Shares redeemed                              (12,135)          (232,123)
                                          ------------------------------
Net increase                                   11,256       $    221,839
                                          =============================

GROWTH OPPORTUNITY FUND
Class A Shares for the Six Months                               Dollar
Ended July 31, 2000                            Shares           Amount

Shares sold                                    54,536       $  1,277,555
Automatic conversion of shares                 13,160            308,894
Shares issued to shareholders in reinvestment
of distributions                               11,891            266,597
                                          ------------------------------
Total issued                                   79,587          1,853,046
Shares redeemed                              (39,937)          (934,937)
                                          ------------------------------
Net increase                                   39,650       $    918,109
                                          ==============================

GROWTH OPPORTUNITY FUND
Class A Shares for the Year                                     Dollar
Ended January 31, 2000                         Shares           Amount

Shares sold                                   154,235       $  2,954,775
Automatic conversion of shares                 33,885            640,621
Shares issued to shareholders in reinvestment
of distributions                               15,224            311,638
                                          ------------------------------
Total issued                                  203,344          3,907,034
Shares redeemed                              (53,937)        (1,031,118)
                                          ------------------------------
Net increase                                  149,407       $  2,875,916
                                          ==============================

GROWTH OPPORTUNITY FUND
Class B Shares for the Six Months                               Dollar
Ended July 31, 2000                            Shares           Amount

Shares sold                                   607,523       $ 13,961,279
Shares issued to shareholders in reinvestment
of distributions                              147,188          3,233,721
                                          ------------------------------
Total issued                                  754,711         17,195,000
Automatic conversion of shares               (13,471)          (308,894)
Shares redeemed                             (525,990)       (12,149,551)
                                          ------------------------------
Net increase                                  215,250       $  4,736,555
                                          ==============================


                            Mercury Growth Opportunity Fund
July 31, 2000   35   Mercury U.S. Government Securities Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


GROWTH OPPORTUNITY FUND
Class B Shares for the Year                                     Dollar
Ended January 31, 2000                         Shares           Amount

Shares sold                                 2,065,639       $ 38,992,818
Shares issued to shareholders in reinvestment
of distributions                              235,171          4,712,817
                                          ------------------------------
Total issued                                2,300,810         43,705,635
Automatic conversion of shares               (34,459)          (640,621)
Shares redeemed                             (704,119)       (13,477,819)
                                          ------------------------------
Net increase                                1,562,232       $ 29,587,195
                                          ==============================

GROWTH OPPORTUNITY FUND
Class C Shares for the Six Months                               Dollar
Ended July 31, 2000                            Shares           Amount

Shares sold                                   494,305       $ 11,303,915
Shares issued to shareholders in reinvestment
of distributions                               93,265          2,044,369
                                          ------------------------------
Total issued                                  587,570         13,348,284
Shares redeemed                             (398,106)        (9,190,357)
                                          ------------------------------
Net increase                                  189,464       $  4,157,927
                                          ==============================

GROWTH OPPORTUNITY FUND
Class C Shares for the Year                                     Dollar
Ended January 31, 2000                         Shares           Amount

Shares sold                                 1,517,492       $ 28,612,023
Shares issued to shareholders in reinvestment
of distributions                              144,686          2,893,704
                                          ------------------------------
Total issued                                1,662,178         31,505,727
Shares redeemed                             (499,938)        (9,553,047)
                                          ------------------------------
Net increase                                1,162,240       $ 21,952,680
                                          ==============================

U.S. GOVERNMENT SECURITIES FUND
Class I Shares for the Six Months                               Dollar
Ended July 31, 2000                            Shares           Amount

Shares sold                                     3,511       $     35,005
Shares issued to shareholders in reinvestment
of dividends                                      431              4,280
                                          ------------------------------
Total issued                                    3,942             39,285
Shares redeemed                               (3,743)           (37,202)
                                          ------------------------------
Net increase                                      199       $      2,083
                                          ==============================



                            Mercury Growth Opportunity Fund
July 31, 2000   36   Mercury U.S. Government Securities Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


U.S. GOVERNMENT SECURITIES FUND
Class I Shares for the Year                                     Dollar
Ended January 31, 2000                         Shares           Amount

Shares sold                                    17,324       $    178,161
Shares issued to shareholders in reinvestment
of dividends                                    3,127             32,093
                                          ------------------------------
Total issued                                   20,451            210,254
Shares redeemed                             (127,755)        (1,313,322)
                                          ------------------------------
Net decrease                                (107,304)     $  (1,103,068)
                                          ==============================

U.S. GOVERNMENT SECURITIES FUND
Class A Shares for the Six Months                               Dollar
Ended July 31, 2000                            Shares           Amount

Shares sold                                     3,149       $     31,142
Automatic conversion of shares                  2,424             23,957
Shares issued to shareholders in reinvestment
of dividends                                    1,679             16,656
                                          ------------------------------
Total issued                                    7,252             71,755
Shares redeemed                              (19,987)          (197,070)
                                          ------------------------------
Net decrease                                 (12,735)      $   (125,315)
                                          ==============================

U.S. GOVERNMENT SECURITIES FUND
Class A Shares for the Year                                     Dollar
Ended January 31, 2000                         Shares           Amount

Shares sold                                    16,527       $    169,760
Automatic conversion of shares                  2,160             21,885
Shares issued to shareholders in reinvestment
of dividends                                    4,832             49,378
                                          ------------------------------
Total issued                                   23,519            241,023
Shares redeemed                             (113,260)        (1,154,809)
                                          ------------------------------
Net decrease                                 (89,741)      $   (913,786)
                                          ==============================


U.S. GOVERNMENT SECURITIES FUND
Class B Shares for the Six Months                               Dollar
Ended July 31, 2000                            Shares           Amount

Shares sold                                    93,639       $    926,299
Shares issued to shareholders in reinvestment
of dividends                                   20,316            201,252
                                          ------------------------------
Total issued                                  113,955          1,127,551
Automatic conversion of shares                (2,426)           (23,957)
Shares redeemed                             (375,274)        (3,701,140)
                                          ------------------------------
Net decrease                                (263,745)     $  (2,597,546)
                                          ==============================



                            Mercury Growth Opportunity Fund
July 31, 2000   37   Mercury U.S. Government Securities Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

U.S. GOVERNMENT SECURITIES FUND
Class B Shares for the Year                                     Dollar
Ended January 31, 2000                         Shares           Amount

Shares sold                                   565,860       $  5,779,648
Shares issued to shareholders in reinvestment
of dividends                                   56,455            573,274
                                          ------------------------------
Total issued                                  622,315          6,352,922
Automatic conversion of shares                (2,161)           (21,885)
Shares redeemed                             (804,061)        (8,148,209)
                                          ------------------------------
Net decrease                                (183,907)     $  (1,817,172)
                                          ==============================


U.S. GOVERNMENT SECURITIES FUND
Class C Shares for the Six Months                               Dollar
Ended July 31, 2000                            Shares           Amount

Shares sold                                   234,163       $  2,301,022
Shares issued to shareholders in reinvestment
of dividends                                    9,056             89,831
                                          ------------------------------
Total issued                                  243,219          2,390,853
Shares redeemed                              (84,288)          (833,820)
                                          ------------------------------
Net increase                                  158,931       $  1,557,033
                                          ==============================

U.S. GOVERNMENT SECURITIES FUND
Class C Shares for the Year                                     Dollar
Ended January 31, 2000                         Shares           Amount

Shares sold                                   142,652       $  1,464,961
Shares issued to shareholders in reinvestment
of dividends                                   18,021            183,060
                                          ------------------------------
Total issued                                  160,673          1,648,021
Shares redeemed                             (259,845)        (2,650,177)
                                          ------------------------------
Net decrease                                 (99,172)     $  (1,002,156)
                                          ==============================

5  Short-Term Borrowings:
On December 3, 1999, the Funds, along with certain other funds managed by FAM and its affiliates, entered into a one-year, unsecured $1,000,000,000 credit agreement with The Bank of New York and other lenders. The funds may borrow money for temporary or emergency purposes to meet shareholder redemptions. Each fund may borrow up to the maximum amount allowable under the fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The funds collectively pay a commitment fee of .09% per annum on the available portion of the facility. Amounts borrowed under the facility bear interest at the Federal Funds rate plus .50% The Funds did not borrow from the facility during the six months ended July 31, 2000.


                            Mercury Growth Opportunity Fund
July 31, 2000   38   Mercury U.S. Government Securities Fund



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


6   Capital Loss Carryforward:

At January 31, 2000, U.S. Government Securities Fund had a net capital loss carryforward of approximately $70,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Christopher G. Ayoub, Senior
  Vice President
R. Elise Baum, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Lawrence R. Fuller, Senior Vice President
Gregory Mark Maunz, Senior
  Vice President
Joseph T. Monagle Jr., Senior
  Vice President
Thomas R. Robinson, Senior
  Vice President
Donald C. Burke, Vice President and
  Treasurer
Allan J. Oster, Secretary

Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260

                            Mercury Growth Opportunity Fund
July 31, 2000   39   Mercury U.S. Government Securities Fund


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Mercury Growth Opportunity Fund
Mercury U.S. Government Securities Fund
of The Asset Program, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper